BUSINESS ACQUISITION (Details Narrative) ¥ in Thousands			12 Months Ended
		Jan. 13, 2022 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 CNY (¥)	Jan. 31, 2022
Business Acquisition [Line Items]
Net loss | $			$ (1,819,387)	$ (697,941)		$ (7,081,647)	[1]
Revenue | $	[2]		$ 36,672,512	38,635,635		24,233,463
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting									100.00%
Business acquisition, shares issued, shares | shares		20,154
Net loss | $				180,000		130,000
Revenue | $				$ 70,000.00		$ 600,000
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member] | Second Phase [Member]
Business Acquisition [Line Items]
Revenue | ¥								¥ 2,500
Net loss | ¥								¥ 500
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member] | Third Phase [Member]
Business Acquisition [Line Items]
Revenue | ¥					¥ 2,600
Net loss | ¥					¥ 550
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member] | Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting		95.56%	100.00%
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member] | Share Purchase Agreement [Member] | First Phase [Member]
Business Acquisition [Line Items]
Shares issued, third phase | shares		6,718
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member] | Share Purchase Agreement [Member] | Second Phase [Member]
Business Acquisition [Line Items]
Shares issued, third phase | shares		6,718
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member] | Share Purchase Agreement [Member] | Third Phase [Member]
Business Acquisition [Line Items]
Shares issued, third phase | shares		6,718

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.
[2]	Revenues by operating segments exclude intercompany transactions.